Investments (Narrative) (Detail) $ in Millions		1 Months Ended		3 Months Ended					9 Months Ended			12 Months Ended
		Sep. 30, 2018 USD ($)	Sep. 30, 2014 member mi	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)		Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)		Sep. 30, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Contributions to equity method affiliates									$ 187		$ 282
Investment in equity method affiliates					$ 1,528				1,528				$ 1,278	[1]
Other receivables	[2]				363				363				$ 331	[1]
Blue Racer
Schedule of Equity Method Investments [Line Items]
Additional consideration including interest received in connection with sale							$ 151
Ownership interest percentage of limited partner interests													50.00%
Catalyst Old River Hydroelectric Limited Partnership
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests		25.00%
Limited partnership interest sale transaction, proceeds received		$ 91
Catalyst Old River Hydroelectric Limited Partnership | Other Income
Schedule of Equity Method Investments [Line Items]
Amount of gain from sale		87
Amount of after tax gain from sale		$ 63
Scenario Forecast | Wrangler Retail Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests				20.00%
Limited partnership interest sale transaction, proceeds received				$ 250
Amount of gain from sale				135
Amount of after tax gain from sale				75
Write-off of goodwill				$ 70
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates					313				313				$ 339	[3]
Other receivables					19	[4]			19	[4]			18	[3],[5]
Equity in earnings on investments					8			$ 10	30		41
Dominion Energy Gas Holdings, LLC | Partnership Interest
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates					313				313				339
Equity in earnings on investments									30		41
Investment in equity method contributions made									4
Distributions received from investment									60		47
Carrying amount of investment that exceeded share of underlying equity					146				146
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Contributions to equity method affiliates					47			147	175		306
Atlantic Coast Pipeline | Minimum | Scenario Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates												$ 7,300
Atlantic Coast Pipeline | Maximum [Member] | Scenario Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates												$ 7,800
Atlantic Coast Pipeline | DETI
Schedule of Equity Method Investments [Line Items]
Revenue					24			$ 50	81		$ 156
Other receivables					9				9				13
Atlantic Coast Pipeline | Current Liabilities
Schedule of Equity Method Investments [Line Items]
Investment in equity method affiliates					$ 10				$ 10
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)					48.00%				48.00%
Length of natural gas pipeline (in miles) | mi			600
Number of members | member			3
Duration of contract			20 years
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Duke Energy
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)					47.00%				47.00%
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Southern Company Gas [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)					5.00%				5.00%
Trading Securities
Schedule of Equity Method Investments [Line Items]
Rabbi trust securities					$ 114				$ 114				$ 111

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	See Note 10 for amounts attributable to related parties.
[3]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	See Note 20 for amounts attributable to affiliates.
[5]	See Note 20 for amounts attributable to related parties.